SUBSEQUENT EVENTS (Q3) (Details) - USD ($)		1 Months Ended	3 Months Ended					6 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	May 19, 2023	Nov. 14, 2023	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Subsequent Event [Line Items]
Funds deposited into Trust Account			$ 360,000	$ 480,000					$ 800,000	$ 0	$ 281,520,000	$ 0
Formation and operating costs			2,289,115		$ 362,596	$ 499,429	$ 493,675	$ 993,103	3,512,144	1,355,699	$ 383,077	$ 1,736,604
Sponsor [Member]
Subsequent Event [Line Items]
Funds deposited into Trust Account	$ 480,000
Formation and operating costs			$ 30,000		$ 30,000				$ 90,000	$ 90,000
Sponsor [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Funds deposited into Trust Account		$ 480,000
Related party transaction amount		$ 10,000